FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Investment in MGM Resorts International	Investment in MGM Resorts International

	December 31,
	2025	2024
	(In thousands)
Investment in MGM	$2,401,858	$2,242,672

Schedule of Long-term Investments	Long-term investments consist of:

	December 31,
	2025	2024
	(In thousands)
Equity securities without readily determinable fair values	$409,240	$438,534
Total long-term investments	$409,240	$438,534

Schedule of Realized and Unrealized Gains and Losses
The following table presents a summary of unrealized pre-tax gains and losses recorded in “Other income, net” in the statement of operations as adjustments to the carrying value of equity securities without readily determinable fair values held at December 31, 2025 and 2024.

	Year Ended December 31,
	2025	2024
	(In thousands)
Upward adjustments (gross unrealized pre-tax gains)	$—	$1,901
Downward adjustments including impairments (gross unrealized pre-tax losses)	(29,245)	(34,218)
Total	$(29,245)	$(32,317)
Realized and unrealized pre-tax gains and losses for the Company’s investments without readily determinable fair values for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
Realized pre-tax gains, net, for equity securities sold	$11,247	$8,943	$89
Unrealized pre-tax losses, net, on equity securities held	(29,245)	(32,317)	(20,236)
Total pre-tax losses, net recognized	$(17,998)	$(23,374)	$(20,147)

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the Company’s financial instruments that are measured at fair value on a recurring basis:

	December 31, 2025
	Level 1	Level 2	Level 3	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$739,891	$—	$—	$739,891
Time deposits	—	20,689	—	20,689
Investment in MGM	2,401,858	—	—	2,401,858
Total	$3,141,749	$20,689	$—	$3,162,438

Liabilities:
Other long-term liabilities:
Interest Rate Swaps(a)	$—	$(2,018)	$—	$(2,018)
_____________________
(a)    The fair value of Interest Rate Swaps was determined using DCF derived from observable market prices, including swap curves, which are Level 2 inputs. See “Note 6—Long-term Debt” for additional information.

	December 31, 2024
	Level 1	Level 2	Level 3	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$1,126,820	$—	$—	$1,126,820
Time deposits	—	18,098	—	18,098
Other current assets:
Retirement investment fund(b)	—	13,763	—	13,763
Investment in MGM	2,242,672	—	—	2,242,672
Other non-current assets:
Interest Rate Swaps(a)	—	1,715	—	1,715
Total	$3,369,492	$33,576	$—	$3,403,068
_____________________
(b)    See “Note 11—Pension and Post-Retirement Benefit Plans” for additional information.

Schedule of Changes in Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following table presents the changes in the warrant, which was measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

Year Ended December 31, 2024

(In thousands)
Balance at January 1	$49,631
Total net gains:
Fair value adjustments included in earnings	20,393
Settlements	(70,024)
Balance at December 31	$—